Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases related to offices and public displays with initial terms of one-year or longer consisted of the following at December 31, 2018:

RMB
2019	110,796
2020	97,949
2021	90,347
2022	83,251
2023 and thereafter	698,995
1,081,338

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. For the years ended December 31, 2016, 2017 and 2018, the total rental expenses for all operating leases amounted to RMB53,714, RMB65,214 and RMB107,331, respectively.

Investment commitment

The Group was obligated to pay RMB25,000 for the long-term investments as of December 31, 2018.